RISK MANAGEMENT - Non-derivative financial liabilities (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities using LIBOR as benchmark by amount of contracts	$ 377,390	$ 1,815,927	$ 3,185,020	$ 12,700,691
Liabilities Using Libor As Benchmark, With Specific Expiry	347,970	1,674,394	1,885,810	7,509,208
Liabilities Using Libor As Benchmark, With Fallback Clause	45,620	219,459	884,520	3,521,789
Time deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities using LIBOR as benchmark by amount of contracts			30,000	119,435
Borrowing from banks and other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities using LIBOR as benchmark by amount of contracts	376,300	1,810,670	3,152,340	12,569,745
Liabilities Using Libor As Benchmark, With Specific Expiry	347,300	1,671,174	1,884,770	7,504,316
Liabilities Using Libor As Benchmark, With Fallback Clause	45,620	219,459	884,520	3,521,789
Borrowing from development entities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities using LIBOR as benchmark by amount of contracts	1,090	5,257	2,680	11,511
Liabilities Using Libor As Benchmark, With Specific Expiry	$ 670	$ 3,220	$ 1,040	$ 4,892